Leases - Schedule of Future Minimum Operating Lease Payments After Adoption, Current Year (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	$ 16	$ 12
2022	13	12
2023	12	11
2024	12	10
2025	10	9
Thereafter	27	33
Total undiscounted minimum lease payments	90	87
Less: discounting minimum lease payments to present value	(8)	(9)
Total discounted minimum lease payments	$ 82	$ 78